Net debt - Reconciliation of changes in liabilities arising from financing activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019	Apr. 01, 2018
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	£ (28,502)	£ (26,072)	£ (28,622)
Impact of transition to IFRS 9					£ (32)
Impact of transition to IFRS 16				£ (474)
Cash flow	690	(217)	2,389
Fair value gains and losses and exchange movements	(1,095)	(1,067)	1,310
Interest income/(charges)	(1,101)	(1,076)	(1,083)
Other non-cash movements	(84)	(38)	(66)
Liabilities arising from financing activities, ending balance	(30,566)	(28,502)	(26,072)
Borrowings
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	(28,730)	(26,625)	(28,638)
Impact of transition to IFRS 9					£ (32)
Impact of transition to IFRS 16				£ (474)
Cash flow	450	(240)	2,108
Fair value gains and losses and exchange movements	(864)	(733)	1,088
Interest income/(charges)	(1,092)	(1,062)	(1,117)
Other non-cash movements	(84)	(38)	(66)
Liabilities arising from financing activities, ending balance	(30,794)	(28,730)	(26,625)
Financing derivatives
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	228	553	16
Cash flow	240	23	281
Fair value gains and losses and exchange movements	(231)	(334)	222
Interest income/(charges)	(9)	(14)	34
Other non-cash movements	0	0	0
Liabilities arising from financing activities, ending balance	£ 228	£ 228	£ 553